Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2020
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Changes in liabilities arising from financing activities
27.	Changes in liabilities arising from financing activities
Changes in liabilities arising from financing activities for the year ended December 31, 2020 are as follows:

(In millions of won)
	January 1, 2020			Non-cash transactions
			Cash flows from financing activities	Reclassification	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2020
Short-term borrowings	~~W~~	696,793	(267,614)	—	(34,273)	—	—	394,906
Current portion of long-term borrowings and bonds		1,242,904	(1,278,199)	2,763,075	(23,627)	763	793	2,705,709
Long-term borrowings		8,799,677	2,329,013	(1,935,274)	(173,758)	—	—	9,019,658
Bonds		2,741,516	49,949	(827,801)	(72,129)	20,207	36,799	1,948,541
Lease liabilities		88,512	(62,200)	—	5,362	—	51,757	83,431

	~~W~~	13,569,402	770,949	—	(298,425)	20,970	89,349	14,152,245